Transactions with Related Parties - Schedule of Related Party Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Related party balances	$ 348,665	$ 210,322
Classification	Due from related parties (shareholder)
BPGIC Holdings Limited [Member]
Disclosure of transactions between related parties [line items]
Related party balances	$ 70,391,942	70,391,787
Classification	Shareholder’s account (Equity)
HBS Investments LP [Member]
Disclosure of transactions between related parties [line items]
Related party balances	$ 24,844	11,430
Classification	Due from related parties (shareholder)
H Capital International LP [Member]
Disclosure of transactions between related parties [line items]
Related party balances	$ 24,457	11,043
Classification	Due from related parties (shareholder)
O2 Investments Limited as GP [Member]
Disclosure of transactions between related parties [line items]
Related party balances	$ 21,398	10,851
Classification	Due from related parties (shareholder)
SBD International LP [Member]
Disclosure of transactions between related parties [line items]
Related party balances	$ 64,919	51,067
Classification	Due from related parties (shareholder)
SD Holding Limited as GP [Member]
Disclosure of transactions between related parties [line items]
Related party balances	$ 29,557	22,118
Classification	Due from related parties (shareholder)
Gyan Investments Ltd [Member]
Disclosure of transactions between related parties [line items]
Related party balances	$ 21,153	10,606
Classification	Due from related parties (shareholder)
End of service benefits for key management personnel [Member]
Disclosure of transactions between related parties [line items]
Related party balances	$ 51,866	46,234
Classification	Employees’ end of service benefits
Salary payables for key management personnel [Member]
Disclosure of transactions between related parties [line items]
Related party balances	$ 93,750	150,814
Classification	Trade and accounts payables
Brooge International Advisory LLC (BIA) [Member]
Disclosure of transactions between related parties [line items]
Related party balances	$ 135,285,479	$ 130,000,000
Classification	Other payable (other related parties)